Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)		3 Months Ended	12 Months Ended
	Sep. 29, 2020	Mar. 31, 2021	Dec. 31, 2020
Public Warrants [Member]
Liabilities:
Warrant liabilities	$ 13,700,000	$ 11,100,000	$ 16,800,000
Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	$ 400,000	500,000	600,000
Level 1 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund		230,011,533	230,005,861
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities		11,116,667	16,790,001
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities		$ 492,066	$ 575,432